GOODWILL - Changes in the net carrying amount of goodwill (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in the net carrying amount of goodwill
Goodwill at beginning of year	$ 2,692.9
Goodwill at end of year	2,714.0	$ 2,692.9
Cost
Changes in the net carrying amount of goodwill
Goodwill at beginning of year	5,685.7	5,671.1
Business acquisitions	21.1	14.6
Goodwill at end of year	5,706.8	5,685.7
Accumulated impairment losses
Changes in the net carrying amount of goodwill
Goodwill at beginning of year	(2,992.8)
Goodwill at end of year	$ (2,992.8)	$ (2,992.8)